Consolidated Statements of Income (USD $)	3 Months Ended		9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012
Net revenue:
Dialysis Care Revenue	$ 2,886,742,000	$ 2,674,893,000	$ 8,439,921,000	$ 7,894,374,000
Valuation Allowances and Reserves, Adjustments	73,590,000	69,503,000	205,137,000	206,665,000
Net Dialysis care revenue	2,813,152,000	2,605,390,000	8,234,784,000	7,687,709,000
Dialysis Products Revenue	852,980,000	812,548,000	2,507,784,000	2,406,957,000
Net revenue	3,666,132,000	3,417,938,000	10,742,568,000	10,094,666,000
Costs of revenue:
Dialysis Care Cost of Revenue	2,097,751,000	1,917,303,000	6,139,317,000	5,662,376,000
Dialysis Products Cost of Revenue	399,252,000	388,324,000	1,166,231,000	1,123,596,000
Cost of revenues	2,497,003,000	2,305,627,000	7,305,548,000	6,785,972,000
Gross profit	1,169,129,000	1,112,311,000	3,437,020,000	3,308,694,000
Operating expenses:
Selling, general and administrative	584,549,000	522,177,000	1,771,619,000	1,614,625,000
Research and development	33,211,000	27,867,000	94,504,000	83,327,000
Income from equity method investees	(5,294,000)	(5,317,000)	(14,518,000)	(14,672,000)
Gain on the sale of dialysis clinics	597,000	58,000	9,397,000
Operating income	557,260,000	567,642,000	1,594,812,000	1,659,433,000
Other (income) expense:
Interest income	(8,740,000)	(7,210,000)	(25,982,000)	(40,012,000)
Interest expense	111,912,000	115,175,000	336,434,000	351,052,000
Investment gain	0	0	0	139,600,000
Income before income taxes	454,088,000	459,677,000	1,284,360,000	1,487,993,000
Income tax expense	148,259,000	153,036,000	420,873,000	462,354,000
Net Income	305,829,000	306,641,000	863,487,000	1,025,639,000
Less: Net income attributable to noncontrolling interests	32,855,000	36,779,000	102,490,000	95,942,000
Net Income attributable to the Company	272,974,000	269,862,000	760,997,000	929,697,000
Earning Per Share Diluted	$ 0.90	$ 0.88	$ 2.49	$ 3.03